COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6 – COMMITMENTS

Royalty Agreement - F.R.O.G. Consulting, LLC

On May 24, 2011, Arttor Gold entered into two lease agreements with F.R.O.G. Consulting, LLC, an affiliate of one of the former members of Arttor Gold, for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect.  The leases grant the exclusive right to explore, mine and develop gold, silver, palladium, platinum and other minerals on the properties for a term of ten (10) years and may be renewed in ten (10) year increments.  The terms of the Leases may not exceed ninety-nine (99) years. Arttor Gold may terminate these leases at any time.

Arttor Gold is required under the terms of the property lease to make annual lease payments. Arttor Gold is also required to make annual claim maintenance payments to BLM and to the county in which its property is located in order to maintain its rights to explore and, if warranted, to develop its property. If Arttor Gold fails to meet these obligations, it will lose the right to explore for gold on its property.

Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $5,000 upon signing of each lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment

2nd Anniversary (May 24, 2013 –see note below)	$50,000
3rd Anniversary (May 24, 2014)	$45,000
4th Anniversary (May 24, 2015)	$80,000
5th Anniversary and annually thereafter during the term of the lease (May 24, 2016 to May 24, 2021)	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold

In the event that Arttor Gold produces gold or other minerals from these leases, Arttor Gold’s lease payments will be the greater of (i) the advance minimum royalty payments according to the table above, or (ii) a production royalty equal to 3% of the gross sales price of any gold, silver, platinum or palladium that Arttor Gold recovers and 1% of the gross sales price of any other minerals that Arttor Gold recovers. Arttor Gold has the right to buy down the production royalties on gold, silver, platinum and palladium by payment of $2,000,000 for the first one percent (1%). All advance minimum royalty payments constitute prepayment of production royalties to F.R.O.G Consulting LLC, on an annual basis.  If the total dollar amount of production royalties due within a calendar year exceed the dollar amount of the advance minimum royalty payments due within that year, Arttor Gold may credit all uncredited advance minimum royalty payments made in previous years against fifty percent (50%) of the production royalties due within that year.

The Leger Leases also require Arttor Gold to spend a total of $100,000 on work expenditures on each property for the period from lease signing until December 31, 2012 and $200,000 on work expenditures on each property per year in 2013 and annually thereafter. The Company has fulfilled the 2012 obligation and has spent approximately $1,230,000 of expenditures for both properties.

Arttor Gold is required to make annual claim maintenance payments to BLM and to the counties in which its property is located. If Arttor Gold fails to make these payments, it will lose its rights to the property. As of the date of this Report, the annual maintenance payments are approximately $152 per claim, consisting of payments to BLM and to the counties in which Arttor Gold’s properties are located. Arttor Gold’s property consists of an aggregate of 305 lode claims under the lease agreement with F.R.O.G Consulting LLC. The aggregate annual claim maintenance costs are currently approximately $46,000.

On July 15, 2011, Arttor Gold entered into amended and restated lease agreements for the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect by and among Arthur Leger (the “Lessor”) and F.R.O.G. Consulting, LLC (the “Payment Agent”) (collectively the “Parties”) in order to carry out the original intentions of the Parties and to correct the omissions and errors in the original lease, dated May 24, 2011. In the original lease, the Parties intended to identify Arthur Leger as the owner and lessor of the Red Rock Mineral Prospect and the North Battle Mountain Mineral Prospect and to designate the Payment Agent as the entity responsible for collecting and receiving all payments on behalf of Lessor. Lessor is the sole member of the Payment Agent and owns 100% of the outstanding membership interests of the Payment Agent.

All other terms and conditions of the original lease remain in full force and effect.  Lessor is the former Chief Geologist of Pershing and Arttor Gold and currently a director and Vice President of Exploration and Chief Geologist of the Company.

On May 24, 2012, Mr. Leger agreed to defer receipt from Arttor Gold of the Advance Minimum Royalty Payment in the amount of $15,000 due on the first anniversary of the lease related to each of North Battle and Red Rock until the second anniversary date of each such lease.  Total payment on the second anniversary date will be $50,000 for each lease.

Royalty Agreement – Centerra (U.S.) Inc.

In August 2011, Arttor Gold, entered into lease agreement with Centerra (U.S.) Inc. (“Centerra”). The lease grants the exclusive right to explore, mine and develop any and all metals, ores and other minerals on the properties which consist of 24 unpatented mining claims located Lander County, Nevada for a term of ten (10) years and may be renewed in ten (10) year increments. Arttor Gold may terminate these leases at any time.

Arttor Gold is required under the terms of our property lease to make annual lease payments. Arttor Gold is also required to make annual claim maintenance payments to BLM and to the county in which its property is located in order to maintain its rights to explore and, if warranted, to develop its property. If Arttor Gold fails to meet these obligations, it will lose the right to explore for gold on its property. Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $13,616 upon signing of the lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment
1st Anniversary (August 2012 - paid)	$12,000
On or before each of the 2nd and 3rd Anniversary (August 2013 and August 2014)	15,000
On or before each of the 4th and 5th Anniversary (August 2015 and August 2016)	20,000
On or before each of the 6th and 7th Anniversary (August 2017 and August 2018)	25,000
On or before each of the 8th and 9th Anniversary (August 2019 and August 2020)	30,000
10th Anniversary and subsequent anniversaries so long the agreement shall remain in effect (August 2021)	40,000

In the event that Arttor Gold produces gold or other minerals from these leases, Arttor Gold agrees to pay lessor a production royalty equal to 4% of net smelter returns for all products extracted, produced and sold from this property after recoupment of the advance minimum royalty payments previously made to lessor pursuant to the payment table above. No production royalty shall be payable on rock, dirt, limestone, or similar materials used by lessee in its operations. Arttor Gold has the right to buy down the production royalties by payment of $1,500,000 for the first one percent (1%) on or before completion of a positive feasibility study and another one percent (1%) by making cash payment of $2,500,000 on or before achievement of commercial production. The leases also requires

Arttor Gold to spend a total of $100,000 on work expenditures on this property for the period from lease signing until 5th anniversary, $150,000 on work expenditures on this property for the period from the 6th anniversary until 10th anniversary and $200,000 on work expenditures on this property per year on the 11th anniversary and annually thereafter. The Company has fulfilled the 2012 obligation and has spent approximately $183,000 of expenditures under the Centerra lease. Arttor Gold is required to make annual claim maintenance payments to the BLM and to the counties in which its property is located. If Arttor Gold fails to make these payments, it will lose its rights to the property. In August 2012, the Company paid the first annual lease payment of $12,000.

On May 24, 2012 Pershing and Arttor Gold transferred their interests in the Centerra lease to Noble Effort pursuant to an Assignment and Assumption of Lease Agreement.

On May 24, 2012, Mr. Leger and Pershing Royalty Company entered into the NSR Agreement (see Note 3). Under the terms of the NSR Agreement, Mr. Leger will pay Pershing Royalty Company  a non-participating, non-executory perpetual royalty of one percent of the Net Smelter Returns from all Valuable Minerals (as defined in the NSR Agreement) mined and removed from certain claims and sold or deemed to have been sold.

Assumed Royalty Agreement from X-Cal USA Inc.

In November 2012, the Company assumed certain royalty obligation pursuant to an Asset Purchase Agreement (see Note 4) with X-Cal USA, Inc. and Paramount Gold & Silver Corp. The royalty obligation on production is equal to 2% of net returns from the production and sale of valuable minerals from the mineral claims acquired from the Sellers.

Geological Advisory Board Agreements

In August 2012, the Board approved the creation of a Geological Advisory Board and appointed Odin Christensen and Winthrop A. Rowe. Mr. Christensen and Mr. Rowe shall receive $10,000 per annum in consideration for their services on the Geological Advisory Board.